Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	BioMimetics [Member]	BioMimetics [Member] Common Stock [Member]	BioMimetics [Member] Additional Paid-in Capital [Member]	BioMimetics [Member] Retained Earnings [Member]	BioMimetics [Member] Accumulated Other Comprehensive Income [Member]	Biotech [Member]	Biotech [Member] Common Stock [Member]	Biotech [Member] Additional Paid-in Capital [Member]	Biotech [Member] Retained Earnings [Member]	Biotech [Member] Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2010	$ 470,972	$ 379	$ 390,098	$ 58,322	$ 22,173
Balance (in shares) at Dec. 31, 2010		39,171,501
Net (loss) income	(5,143)	0	0	(5,143)	0
Foreign currency translation	(2,102)	0	0	0	(2,102)
Unrealized loss on derivative instruments, net of taxes	(1,014)				(1,014)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0
Loss on early termination of interest rate swap, net of taxes	0
Unrealized (gain) loss on marketable securities	(33)	0	0	0	(33)
Minimum pension liability adjustment	37	0	0	0	(37)
Issuances of common stock (in shares)		45,518
Issuances of common stock	540	1	539	0	0
Grant of non-vested shares of common stock (in shares)		403,084
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(354,774)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		40,789
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	4	(4)	0	0
Tax benefits (deficits) realized from stock based compensation	(3,869)	0	(3,869)	0	0
Stock-based compensation	9,076	0	9,076	0	0
Balance at Dec. 31, 2011	468,464	384	395,840	53,179	19,061
Balance (in shares) at Dec. 31, 2011		39,306,118
Net (loss) income	5,284		0	5,284	0
Foreign currency translation	(1,301)		0	0	(1,301)
Unrealized loss on derivative instruments, net of taxes	(65)				(65)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0
Loss on early termination of interest rate swap, net of taxes	1,079				1,079
Unrealized (gain) loss on marketable securities	3,210	0	0	0	3,210
Minimum pension liability adjustment	550	0	0	0	550
Issuances of common stock (in shares)		113,470
Issuances of common stock	1,949	1	1,948	0	0
Grant of non-vested shares of common stock (in shares)		269,535
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(32,797)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		47,032
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	4	(4)	0	0
Tax benefits (deficits) realized from stock based compensation	(116)		(116)	0	0
Stock-based compensation	10,932		10,932	0	0
Equity issuance costs associated with pending acquisition	(290)		(290)	0	0
Issuance of stock warrants, net of equity issuance costs	33,745		33,745	0	0
Balance at Dec. 31, 2012	523,441	389	442,055	58,463	22,534
Balance (in shares) at Dec. 31, 2012		39,703,358
Net (loss) income	(273,945)		0	(273,945)	0
Foreign currency translation	(1,381)		0	0	(1,381)
Unrealized loss on derivative instruments, net of taxes					0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	(4,757)				(4,757)
Loss on early termination of interest rate swap, net of taxes					0
Unrealized (gain) loss on marketable securities	1,543	0	0	0	1,543
Minimum pension liability adjustment	14	0	0	0	14
Issuances of common stock (in shares)		307,572					6,956,880					742,115
Issuances of common stock	6,328	3	6,325	0	0	168,761	70	168,691	0	0	20,964	7	20,957	0	0
Grant of non-vested shares of common stock (in shares)		281,496
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(39,482)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		41,826
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	4	(4)	0	0
Tax benefits (deficits) realized from stock based compensation	(1,045)		(1,045)	0	0
Stock-based compensation	19,687		19,687	0	0
Equity issuance costs associated with pending acquisition	104		104	0	0
Balance at Dec. 31, 2013	$ 459,714	$ 473	$ 656,770	$ (215,482)	$ 17,953
Balance (in shares) at Dec. 31, 2013		47,993,765